SHARE-BASED COMPENSATION - Narrative (Details) $ / shares in Units, $ in Millions	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 09, 2022 AWARD
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of awards | AWARD					2
Award conversion ratio					4
Share-based compensation expense | $	$ 14.0	$ 48.0	$ 5.0
Employee compensation recovery | $			$ 45.0
Options granted (in dollars per share)		$ 35.13
Fair value (in dollars per share)	$ 5.26	$ 5.26
Class A Shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares outstanding (in shares) | shares	391,660,962	391,660,962	396,154,728	396,154,728
Brookfield Corporation | Class A Shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares outstanding (in shares) | shares			1,200,000	1,200,000
Asset Management Services Agreement | Brookfield Asset Management ULC
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Operating costs and expenses | $				$ 35.0
Corporation Awards
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense | $				4.0
Manager Awards
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense | $				1.0
Share options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued (in shares) | shares	0
Options granted (in shares) | shares		7,900,000
Average term		7 years 6 months
Share price volatility		28.50%
Expected dividend yield		4.60%
Risk-free rate		3.90%
Liquidity discount		25.00%
Fair value of options granted | $		$ 41.3
Share options | Management Share Option Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense | $	$ 3.0	$ 5.0		$ 1.0
Vesting period (up to)		5 years		5 years
Expiration period		10 years		10 years
Weighted-average fair value of options granted (in dollars per share)				$ 3.5
Options granted (in shares) | shares			3,663,000
Options granted (in dollars per share)			$ 22.39
Average term			7 years 4 months 24 days
Share price volatility			22.20%
Expected dividend yield			1.80%
Risk-free rate			2.10%
Liquidity discount			25.00%
Fair value (in dollars per share)			$ 22.39	22.39
Share options | Management Share Option Plan | Brookfield Corporation
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-average fair value of options granted (in dollars per share)				8.82
Options granted (in shares) | shares			899,000
Options granted (in dollars per share)			$ 46.62
Average term			7 years 6 months
Share price volatility			24.80%
Expected dividend yield			1.40%
Risk-free rate			1.90%
Liquidity discount			25.00%
Fair value (in dollars per share)			$ 46.62	$ 46.62
Escrowed Shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued (in shares) | shares	0
Options granted (in shares) | shares		4,800,000
Average term		7 years 6 months
Share price volatility		28.50%
Expected dividend yield		4.60%
Risk-free rate		3.90%
Liquidity discount		25.00%
Fair value of options granted | $		$ 25.2
Escrowed Shares | Escrowed Stock Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense | $	$ 5.0	$ 10.0		$ 3.0
Vesting period (up to)		5 years		5 years
Expiration period		10 years		10 years
Weighted-average fair value of options granted (in dollars per share)				$ 3.83
Options granted (in shares) | shares			5,452,000
Options granted (in dollars per share)			$ 29.64
Average term			6 years 10 months 13 days
Share price volatility			28.90%
Expected dividend yield			5.30%
Risk-free rate			3.70%
Liquidity discount			25.00%
Fair value (in dollars per share)			$ 29.64	29.64
Escrowed Shares | Escrowed Stock Plan | Brookfield Corporation
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-average fair value of options granted (in dollars per share)				7.5
Options granted (in shares) | shares			16,319,000
Options granted (in dollars per share)			$ 34.84
Average term			7 years 1 month 6 days
Share price volatility			27.00%
Expected dividend yield			1.00%
Risk-free rate			4.00%
Liquidity discount			25.00%
Fair value (in dollars per share)			$ 34.84	$ 34.84
Restricted Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense | $			$ 1.0
Shares granted (in shares) | shares			300,000
Deferred Share Unit
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period (up to)		5 years	5 years
Restricted Stock Units (RSUs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense | $	1.0	$ 3.0
Vesting period (up to)		5 years	5 years
Deferred Share Units And Restricted Share Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense | $	$ 5.0	$ 30.0
Fair value of vested DSUs and RSUs | $			$ 369.0